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                                                               [NATIONWIDE LOGO]

NATIONWIDE LIFE INSURANCE COMPANY
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OH 43215-2220

May 4, 1999


VIA EDGAR


The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Subject:   Nationwide Multi-Flex Variable Account of
           Nationwide Life Insurance Company
           SEC File No.  2-75174
           CIK No.  0000356723


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide Multi-Flex Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 27 (1933 Act) and No. 28 of the Investment Company Act of 1940 to the Registration Statement for the Company and the Variable Account which became effective May 1, 1999.

Please contact the undersigned at (614) 249-0075 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


Heather Harker, Esq.
Compliance Manager


cc:      Mr. Kevin Kirchoff, Esq.
         Branch Chief
         Stop 5-6
         Office of Insurance Products and Legal Compliance